Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank available	$ 2,673	$ 1,648
Time deposits	1,906	1,132
Money Market Funds	2,714	492
Interest bearing securities	4,740	2,485
Disclosure of financial assets [line items]
Restricted cash, including margin deposits	2,093	999
Cash and cash equivalents	14,126	6,757	$ 5,177
Collateral deposits related to trading activities	$ 2,069	$ 425